Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	Years ended June 30,
	2021	2022	2022
	RMB	RMB	US$

Cash and cash equivalent	260,593	194,259	29,002
Restricted cash	72,189	118,796	17,736
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	332,782	313,055	46,738